Consolidated Statements of Financial Position (Statement) € in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Assets [abstract]
Non-current assets	€ 21,327	€ 19,328
Goodwill	500	475
Other intangible assets	128	122
Investments in infrastructure projects subtotal	14,147	13,495
Investments in infrastructure projects intangible asset model	13,989	13,333
Investments in infrastructure projects. Financial asset model	158	162
Property, plant and equipment	772	594
Right-of-use assets	238	196
Investments in associates accounted for using equity method	3,023	2,038
Other non current financial assets other than derivatives and infrastructure projects	1,139	1,148
Non-current receivables due from associates	101	262
Non-current restricted cash and cash equivalents	401	628
Other non-current receivables	637	258
Deferred tax assets	1,159	1,006
Non-current derivative financial assets	221	254
Current assets	7,672	6,990
Current inventories	492	458
Current tax assets, current	48	35
Trade and other current receivables	2,228	1,677
Current trade receivables	1,625	1,353
Other current receivables	603	324
Cash and cash equivalents	4,828	4,789
Cash and cash equivalents infrastructure projects	175	204
Current restricted cash and cash equivalents	18	31
Other cash and cash equivalents infrastructure projects	157	173
Cash and cash equivalents excluding infrastructure projects	4,653	4,585
Current derivative financial assets	20	31
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	56	0
Assets	28,999	26,318
Equity and liabilities [abstract]
Equity	8,120	5,879
Equity attributable to owners of parent	6,075	3,766
Non-controlling interests	2,045	2,113
Non-current liabilities	14,578	14,664
Non-current deferred income other than non-current contract liabilities	1,375	1,334
Non-current provisions for employee benefits	4	3
Other non-current provisions	353	268
Non-current lease liabilities	165	141
Non-current portion of other non-current borrowings	10,092	10,423
Non current debt securities and bank borrowings of infrastructure projects	8,256	7,852
Non current debt securities and bank borrowings excluding infrastructure projects	1,836	2,571
Other non-current financial liabilities	1,279	1,310
Deferred tax liabilities	1,239	1,086
Non-current derivative financial liabilities	71	99
Current liabilities	6,301	5,775
Current lease liabilities	80	59
Current borrowings and current portion of non-current borrowings	1,196	942
Current debt securities and bank borrowings of infrastructure projects	143	63
Current debt securities and bank borrowings excluding infrastructure projects	1,053	879
Current derivative financial liabilities	61	34
Current tax liabilities, current	80	83
Trade and other current payables	3,902	3,646
Current trade payables	1,781	1,698
Current contract liabilities	1,619	1,529
Other current payables	502	419
Current provisions	958	1,011
Liabilities included in disposal groups classified as held for sale	24	0
Equity and liabilities	€ 28,999	€ 26,318